Other Accounts Receivable - Schedule of Advances to Suppliers (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Other Accounts Receivable [line items]
Current advances to suppliers	S/ 76,200	S/ 135,481
Alsthom Transporte - Linea 1 [member]
Other Accounts Receivable [line items]
Current advances to suppliers	5,786	2,597
Advances - joint operations vendors [member]
Other Accounts Receivable [line items]
Current advances to suppliers	36,803	49,181
Others [member]
Other Accounts Receivable [line items]
Current advances to suppliers	26,660	35,400
Advances – Refineria Talara [member]
Other Accounts Receivable [line items]
Current advances to suppliers	S/ 6,951	S/ 48,303